Organization and Reorganization - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended				13 Months Ended
	Nov. 20, 2018 USD ($) $ / shares shares	Nov. 20, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Aug. 31, 2020 shares	Dec. 31, 2020 CNY (¥)
Subsidiary, Sale of Stock [Line Items]
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold							80,000
Proceeds of initial public offering, net of issuance costs | ¥						¥ 103,372
Variable interest entity registered capital | ¥					¥ 10,000			¥ 40,100
Net loss | ¥				¥ (163,500)	(251,300)	(78,700)
Net cash used in operating activities			$ (13,618)	¥ (88,854)	(161,806)	¥ (53,338)
Accumulated deficit			$ 135,126		¥ 718,666			¥ 881,700
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of initial public offering	2,600,000	2,600,000
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold	10,400,000	10,400,000
Share price per ADS | $ / shares	$ 7.80
Proceeds of initial public offering, net of issuance costs	$ 15,000	¥ 103,400
Best Cars Limited ("Best Cars") | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares held			38,723,321	38,723,321	38,723,321